Events After The Reporting Date	12 Months Ended
Dec. 31, 2017
Events After Reporting Date
EVENTS AFTER THE REPORTING DATE

NOTE 21:-	EVENTS AFTER THE REPORTING DATE

a.	On January 14, 2018, the Company entered into an agreement with EMAGIX Inc. for data analysis from pre-clinical experiments performed at Dalhousie university. The analysis will include mortality and weight gain, neurological scoring and cognitive performant, EEG and MRI analysis in control and treated rats exposed to TBI. This pre-clinical aims to test the efficacy and safety of the Company’s proprietary compound THX-130. The agreement is estimated in a total amount of approximately $100,000.

b.	On March 18, 2018, the Company agreed to terminate the License Agreement with Yisuum (see Note 14f), effective as of June 18, 2018, except for those provisions which are expressly intended to survive termination. The Company did not make any regulatory filings and there were no development results generated under the License Agreement. In connection with such termination, the parties agreed to a mutual release. The Company estimates that the termination of the license agreement shall have no material effect on its on-going projects and activities, mainly due to the fact, among others, that the Company is exploring other prospective alternative methods of delivery which are expected to be more efficacious yet less expensive and with IP longevity to that under the license, while considering the possibility that the expiration date of the patents under the license will expire on the short term, not justifying the resources to be invested in such R&D project. In addition, the main reasons for said termination rest in the Company’s intentions on focusing on more advanced drug delivery projects that are already under development.

c.	On February 1, 2018, the Company entered into an agreement with Maccabi Healthcare Services (“Maccabi”) to provide the Company during the following two years, from time to time and according to the needs of the Company, research planning services, retrieval of data, statistical processing and writing research reports in the area of sleep and pain (“consulting and research services”). In return for the consulting and research services, the Company will pay a total amount of approximately $74,000.

d.	Following further discussions between the Company and Hadasit [see Note 8b(4)] held during the second half of 2017, and through the first quarter of 2018, after not succeeding in assigning the license to the Buyer, the Company and Hadasit signed a mutual termination agreement (“the Termination Agreement”) of the License Agreement. According to the Termination Agreement, Hadasit will assign to the Company all of its rights in the Hadasit/Therapix patent rights. From the other hand, the Company will re-assign to Hadasit all of its rights, title and interest in and to the Hadasit/Therapix patent rights.

The consummation of the transactions abovementioned shall be subject to receipt of the necessary approval of the Israel Innovation Authority (“IIA”) for all such transactions, including the assignment by the Company of all its rights in the Hadasit/Therapix patents rights to Hadasit. Therefore, On April 18, 2018, the Company sent a request in this matter to the IIA.

e.	On April 17, 2018, the company entered into a Simple Agreement Convertible Equity ("the Convertible Loan Agreement") with an unrelated, US based, third party ("the Third Party"). Under the Convertible Loan Agreement, the company will loan an amount of $500,000 ("the Loan"). The maturity date of the Loan, together with an interest at a rate of nine percent (9%) per annum, will be on January 31, 2019 ("the Maturity Date"), or the Company may instruct the Third Party, prior to the Maturity Date, to repay the Loan amount together with all interest accrued thereon in lieu of the conversion, in which case the Third party will effect such repayment on the Maturity Date.

Conversion of the Loan will be upon one of the following:

1.	In the event of the consummation by the Third Party, on or before the Maturity Date, of a transaction or series of related transactions, in which the Third Party issues equity securities of its company in consideration of at least $4,000,000 (a “Financing”), then the outstanding Loan abovementioned, shall be automatically converted, immediately prior to the consummation of such Financing, into such number of shares issued by the Third Party in the Financing, equal to the outstanding Loan amount divided by a price per share equal to 75% of the lowest price per share paid to the Third Party in the Financing.

2.	In the event the Financing is not consummate by the Maturity Date, then the outstanding Loan amount, as of the Maturity Date, not previously converted hereunder, shall be automatically converted, on the Maturity Date, into such number of shares issued by the Third Party in the Financing, equal to the outstanding Investment Amount divided by the Voluntary Conversion.

In addition, according to the Convertible Loan Agreement, there is an option for a voluntary conversion on the Loan ("the Voluntary Conversion Option"). According to the Voluntary Conversion option, unless earlier converted pursuant to abovementioned, at the election of the Company, the entire then outstanding Loan amount shall be converted into that number of shares of the most senior class of shares of the Third Party existing at the time of such conversion, at a price per share equal to 75% of the average of the closing prices of the Third Party's common stock over the thirty consecutive trading days prior to the delivery of the notice of conversion by the Company to the third party.

f.	Further to the matter discussed in Note 14c, on April 24, 2018, the Company paid the second milestone to the license agreement with Dekel in the amount of $75,000 upon the successful completion of a Phase IIa trial.